DISCONTINUED OPERATION (Narrative) (Details) - Oman Properties [Member]	12 Months Ended
Dec. 31, 2014 USD ($)
Cash Consideration Received	$ 800,000
Discontinued Operation, Deferred Consideration Description	The Purchaser may elect to pay up to 50% of the above deferred consideration by the issue of shares of the Purchaser to the Company.
Formal Final Investment Decision [Member]
Deferred Consideration, Amount	$ 1,000,000
Production of the First Saleable Concentrate or Saleable Product [Member]
Deferred Consideration, Amount	1,000,000
Within Six Month of the Payment of the Deferred Consideration [Member]
Deferred Consideration, Amount	$ 1,000,000